Cost of sales, exclusive of depreciation and amortization (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Cost of sales, exclusive of depreciation and amortization.
Inventory write-downs	€ (1,751)	€ (716)	€ (5,335)	€ (4,542)